Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 28, 2016
Prospectus Date	Dec. 29, 2015
Geneva Advisors All Cap Growth Fund | Geneva Advisors All Cap Growth Fund Class R Shares
Prospectus:
Trading Symbol	GNVRX
Geneva Advisors All Cap Growth Fund | Geneva Advisors All Cap Growth Fund Class I Shares
Prospectus:
Trading Symbol	GNVIX
Geneva Advisors Equity Income Fund | Geneva Advisors Equity Income Fund Class R Shares
Prospectus:
Trading Symbol	GNERX
Geneva Advisors Equity Income Fund | Geneva Advisors Equity Income Fund Class I Shares
Prospectus:
Trading Symbol	GNEIX
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class R Shares
Prospectus:
Trading Symbol	GNFRX
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class I Shares
Prospectus:
Trading Symbol	GNFIX
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class R Shares
Prospectus:
Trading Symbol	GNORX
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class I Shares
Prospectus:
Trading Symbol	GNOIX
Geneva Advisors Emerging Markets Fund | Geneva Advisors Emerging Markets Fund - Class R Shares
Prospectus:
Trading Symbol	GNLRX
Geneva Advisors Emerging Markets Fund | Geneva Advisors Emerging Markets Fund - Class I Shares
Prospectus:
Trading Symbol	GNLIX